Share Capital (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Option [Member]
Number Outstanding, Beginning balance	88,081	216,200	239,992
Number Outstanding, Vested	0	0	0
Number Outstanding, Granted	0	0	0
Number Outstanding, Exercised	(3,153)	(113,085)	(6,495)
Number Outstanding, Expired and cancelled	(9,928)	(15,034)	(17,297)
Number Outstanding, Ending balance	75,000	88,081	216,200
Weighted Average Price per Share, Beginning balance	$ 9.12	$ 9.41	$ 9.55
Weighted Average Price per Share, Vested	$ 0	$ 0	$ 0
Weighted Average Price per Share, Granted	$ 0	$ 0	$ 0
Weighted Average Price per Share, Exercised	$ 8.69	$ 8.94	$ 9.19
Weighted Average Price per Share, Expired and cancelled	$ 7.79	$ 12.57	$ 17.08
Weighted Average Price per Share, Ending balance	$ 9.53	$ 9.12	$ 9.41
Number Exercisable, beginning balance	83,081	191,200	194,992
Number Exercisable, Ending balance	75,000	83,081	191,200
Weighted Average Price per Share, Exercisable, Beginning balance	$ 9.14	$ 9.41	$ 9.64
Weighted Average Price per Share, Exercisable, Ending balance	$ 9.53	$ 9.14	$ 9.41
Non Vested Options [Member]
Number Outstanding, Beginning balance	5,000	25,000	45,000
Number Outstanding, Vested	(5,000)	(20,000)	(20,000)
Number Outstanding, Granted	0	0	0
Number Outstanding, Exercised	0	0	0
Number Outstanding, Expired and cancelled	0	0	0
Number Outstanding, Ending balance	0	5,000	25,000